Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Long-term debt	€ 6,934	€ 7,113	€ 7,035
Short-term debt	1,151	526	654
Total debt	8,084	7,639	7,689
Cash and cash equivalents	2,794	2,401	1,869	€ 1,172
Net debt	5,290	5,238	5,820
Shareholders’ equity	10,957	12,006	12,028
Non-controlling interests	32	37	33
Group equity	€ 10,990	€ 12,043	€ 12,061	€ 13,283
Net debt : group equity ratio	32:68	30:70	33:67